TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE
Schedule of trade accounts receivable by type of customer

	December 31,	December 31,
	2021	2020
Domestic customers
Third parties	1,449,177	970,796
Related parties (Note 11) (1)	73,598	47,685

Foreign customers
Third parties	5,043,453	1,938,614

(-) Expected credit losses	(34,763)	(41,889)
	6,531,465	2,915,206

1)	The balance refers to transactions with Ibema Companhia Brasileira de Papel.

Schedule of trade accounts receivable by maturity
7.2.	Breakdown of trade accounts receivable by maturity

	December 31,	December 31,
	2021	2020
Current	5,972,945	2,603,229
Overdue
Up to 30 days	518,115	209,210
From 31 to 60 days	15,359	51,420
From 61 to 90 days	3,087	2,062
From 91 to 120 days	1,453	6,665
From 121 to 180 days	3,779	8,618
From 181 days	16,727	34,002
	6,531,465	2,915,206

Schedule of rollforward of expected credit losses, trade accounts receivable
7.3.	Rollforward of the expected credit losses

	December 31,	December 31,
	2021	2020

Beginning balance	(41,889)	(41,996)
Addition	(2,547)	(9,350)
Reversal	3,184	3,328
Write-off	7,078	7,737
Exchange rate variation	(589)	(1,608)
Ending balance	(34,763)	(41,889)